COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	83.3%
COMMODITIES	3.0%
Sprott Physical Gold and Silver Trust(a)		338,135	$6,201,396
Sprott Physical Gold Trust(a)		41,298	621,535
Sprott Physical Platinum & Palladium Trust(a)		98,050	1,552,984
Sprott Physical Silver Trust(a)		102,440	847,179

			9,223,094

CONVERTIBLE	3.8%
AllianzGI Convertible & Income Fund		469,964	2,152,435
AllianzGI Convertible & Income Fund II		1,339,987	5,507,347
AllianzGI Diversified Income & Convertible Fund		55,368	1,403,025
Bancroft Fund Ltd.		21,695	539,121
Calamos Convertible Opportunities and Income Fund		151,792	1,671,230
Ellsworth Growth and Income Fund Ltd.		34,442	397,805

			11,670,963

DIVERSIFIED COMMODITY	0.1%
Adams Natural Resources Fund, Inc.		30,489	298,182

DIVERSIFIED MUNICIPAL	10.5%
BlackRock Muni Intermediate Duration Fund, Inc.		70,844	993,941
BlackRock Municipal 2030 Target Term Trust		123,583	3,088,339
BlackRock Municipal Income Quality Trust		47,086	670,505
BlackRock MuniEnhanced Fund, Inc.		109,437	1,236,638
BlackRock MuniHoldings Quality Fund II, Inc.		74,174	944,977
BlackRock MuniHoldings Quality Fund, Inc.		72,161	929,434
BlackRock MuniVest Fund, Inc.		236,003	2,048,506
BlackRock MuniYield Quality Fund II, Inc.		95,238	1,245,713
BlackRock MuniYield Quality Fund III, Inc.		113,097	1,520,024
BlackRock MuniYield Quality Fund, Inc.		40,430	647,284
Eaton Vance Municipal Bond Fund		54,528	718,134
Nuveen AMT-Free Municipal Credit Income Fund		257,093	4,026,076
Nuveen AMT-Free Quality Municipal Income Fund		304,109	4,360,923
Nuveen Enhanced Municipal Value Fund		75,194	1,101,592
Nuveen Municipal Credit Income Fund		177,227	2,603,465
Nuveen Municipal High Income Opportunity Fund		23,608	318,472
Nuveen Municipal Value Fund, Inc.		75,757	807,569
Nuveen Quality Municipal Income Fund		346,198	5,026,795
PIMCO New York Municipal Income Fund II		28,893	310,022

			32,598,409

		Shares	Value
GLOBAL EQUITY	1.1%
Aberdeen Total Dynamic Dividend Fund		443,545	$3,521,747

HIGH YIELD	1.8%
New America High Income Fund, Inc.		95,324	779,750
PGIM Global High Yield Fund, Inc.		121,997	1,616,460
PGIM High Yield Bond Fund, Inc.		117,656	1,624,830
Wells Fargo Income Opportunities Fund		224,359	1,637,821

			5,658,861

MASTER LIMITED PARTNERSHIPS	2.5%
First Trust Energy Income and Growth Fund		231,382	2,096,321
First Trust Energy Infrastructure Fund		99,908	894,177
First Trust MLP and Energy Income Fund		440,973	2,046,115
First Trust New Opportunities MLP & Energy Fund		719,811	2,591,319

			7,627,932

MULTI-SECTOR	11.3%
BlackRock Multi-Sector Income Trust		190,255	3,002,224
Calamos Convertible and High Income Fund		380,795	4,443,878
DoubleLine Income Solutions Fund		38,690	619,814
PIMCO Dynamic Credit Income Fund		411,165	8,256,193
PIMCO Dynamic Income Fund		164,109	4,161,804
PIMCO High Income Fund		830,547	4,543,092
PIMCO Income Opportunity Fund		187,812	4,338,457
PIMCO Income Strategy Fund II		618,521	5,616,171

			34,981,633

OPTION INCOME	12.6%
BlackRock Enhanced Capital and Income Fund, Inc.		275,190	4,254,437
BlackRock Science & Technology Trust II		268,899	6,897,259
BlackRock Science & Technology Trust		16,816	723,929
Eaton Vance Enhanced Equity Income Fund		181,006	2,649,928
Eaton Vance Tax-Managed Diversified Equity Income Fund		525,598	5,723,762
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		590,230	5,040,564
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		1,199,967	8,831,757
Nuveen NASDAQ 100 Dynamic Overwrite Fund		136,755	3,328,617
Nuveen S&P 500 Buy-Write Income Fund		151,799	1,712,293

			39,162,546

		Shares	Value
PREFERRED	4.5%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		80,419	$2,195,439
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		84,682	1,774,935
John Hancock Preferred Income Fund III		136,870	2,187,182
Nuveen Preferred & Income Securities Fund		111,283	980,403
Nuveen Preferred & Income Term Fund		120,716	2,653,338
Nuveen Preferred Income Opportunities Fund		493,977	4,193,865

			13,985,162

REAL ESTATE	1.4%
Aberdeen Global Premier Properties Fund		398,006	1,834,808
CBRE Clarion Global Real Estate Income Fund		104,407	624,354
Nuveen Real Asset Income and Growth Fund		165,504	1,995,978

			4,455,140

SECTOR EQUITY	5.0%
Blackrock Health Science Trust II		76,733	1,830,082
John Hancock Financial Opportunities Fund		61,040	1,308,087
Tekla Healthcare Investors		196,845	4,058,944
Tekla Healthcare Opportunities Fund		206,541	3,736,327
Tekla Life Sciences Investors		259,966	4,570,202

			15,503,642

SINGLE STATE MUNICIPAL	0.6%
BlackRock MuniHoldings New York Quality Fund, Inc.		49,894	671,573
Nuveen California Quality Municipal Income Fund		48,419	704,981
Nuveen New York AMT-Free Quality Municipal Income Fund		43,877	564,258

			1,940,812

U.S. GENERAL EQUITY	22.2%
Adams Diversified Equity Fund, Inc.		979,528	15,878,149
Eaton Vance Tax-Advantaged Dividend Income Fund		373,779	7,363,446
Eaton Vance Tax-Advantaged Global Dividend Income Fund		577,062	8,580,912
Gabelli Dividend & Income Trust		678,770	12,455,429
General American Investors Co., Inc.		192,519	6,536,020
John Hancock Tax-Advantaged Dividend Income Fund		289,121	5,519,320
Liberty All-Star Equity Fund		678,183	4,075,880
Nuveen Core Equity Alpha Fund		406,861	5,207,821
Royce Value Trust, Inc.		274,199	3,465,875

			69,082,852

		Shares	Value
U.S. HYBRID	2.2%
AllianzGI Equity & Convertible Income Fund		246,623	$5,988,006
PIMCO Energy & Tactical Credit Opportunities Fund		121,098	749,597

			6,737,603

UTILITIES	0.7%
Reaves Utility Income Fund		65,573	2,051,779

TOTAL CLOSED-END FUNDS (Identified cost—$276,943,461)			258,500,357

EXCHANGE-TRADED FUNDS	16.6%
COMMODITIES	4.3%
iShares Silver Trust(a)		233,441	5,051,663
SPDR Gold Shares(a)		47,596	8,430,204

			13,481,867

SECTOR EQUITY	0.5%
iShares Nasdaq Biotechnology ETF		10,619	1,437,919

U.S. GENERAL EQUITY	10.6%
SPDR S&P 500 ETF Trust		30,082	10,074,161
Consumer Discretionary Select Sector SPDR ETF		87,597	12,875,007
Vanguard S&P 500 ETF Trust		32,623	10,036,466

			32,985,634

UTILITIES	1.2%
Vanguard Utilities ETF		29,394	3,794,765

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$43,264,361)			51,700,185

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$320,207,822)	99.9%		310,200,542
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		280,609

NET ASSETS (Equivalent to $11.40 per share based on 27,239,394 shares of common stock outstanding)	100.0%		$310,481,151

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$258,500,357	$258,500,357	$—	$—
Exchange-Traded Funds	51,700,185	51,700,185	—	—

Total Investments in Securities(a)	$310,200,542	$310,200,542	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.